JPMorgan U.S. Research Enhanced Large Cap ETF
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan U.S. Research Enhanced Large Cap ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.4%
Aerospace & Defense — 2.4%
Boeing Co. (The) *	168	33,437
GE Aerospace	518	146,993
General Dynamics Corp.	46	15,788
Howmet Aerospace, Inc.	748	172,384
RTX Corp.	1,480	285,492
TransDigm Group, Inc.	77	89,240
		743,334
Air Freight & Logistics — 0.4%
FedEx Corp.	295	105,073
United Parcel Service, Inc., Class B	329	32,367
		137,440
Automobile Components — 0.0% ^
Aptiv plc *	209	14,513
Automobiles — 1.8%
Tesla, Inc. *	1,471	546,844
Banks — 3.3%
Bank of America Corp.	5,344	260,520
Citigroup, Inc.	1,608	182,363
Fifth Third Bancorp	2,782	129,252
Truist Financial Corp.	662	30,432
US Bancorp	2,827	147,032
Wells Fargo & Co.	3,442	274,018
		1,023,617
Beverages — 1.4%
Coca-Cola Co. (The)	1,080	82,134
Keurig Dr Pepper, Inc.	2,948	77,621
PepsiCo, Inc.	1,717	266,633
		426,388
Biotechnology — 2.0%
AbbVie, Inc.	1,479	321,667
Gilead Sciences, Inc.	297	41,393
Neurocrine Biosciences, Inc. *	162	21,342
Regeneron Pharmaceuticals, Inc.	156	120,532
Vertex Pharmaceuticals, Inc. *	276	123,245
		628,179
Broadline Retail — 4.0%
Amazon.com, Inc. *	5,863	1,221,087
Building Products — 1.0%
Allegion plc	134	19,469
Carrier Global Corp.	622	35,025
Masco Corp.	744	44,915
Trane Technologies plc	469	195,451
		294,860

JPMorgan U.S. Research Enhanced Large Cap ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Capital Markets — 2.4%
Ameriprise Financial, Inc.	50	22,220
Ares Management Corp., Class A	131	14,292
Blackstone, Inc.	198	22,768
Charles Schwab Corp. (The)	1,949	183,167
CME Group, Inc.	381	112,528
Goldman Sachs Group, Inc. (The)	77	65,141
Interactive Brokers Group, Inc., Class A	227	15,225
Intercontinental Exchange, Inc.	442	69,518
KKR & Co., Inc.	222	20,535
Morgan Stanley	800	131,656
Raymond James Financial, Inc.	132	19,112
Robinhood Markets, Inc., Class A *	120	8,316
State Street Corp.	492	62,268
		746,746
Chemicals — 1.2%
Corteva, Inc.	255	21,346
DuPont de Nemours, Inc.	207	9,481
Ecolab, Inc.	493	131,148
Linde plc	306	151,702
LyondellBasell Industries NV, Class A	255	20,543
PPG Industries, Inc.	415	44,355
		378,575
Commercial Services & Supplies — 0.0% ^
Rollins, Inc.	161	8,599
Communications Equipment — 0.6%
Arista Networks, Inc. *	839	103,012
Ciena Corp. *	41	15,918
Cisco Systems, Inc.	199	15,440
Motorola Solutions, Inc.	119	51,643
		186,013
Construction & Engineering — 0.2%
Comfort Systems USA, Inc.	14	19,306
Quanta Services, Inc.	86	47,216
		66,522
Construction Materials — 0.3%
CRH plc	174	18,291
Martin Marietta Materials, Inc.	81	47,683
Vulcan Materials Co.	154	41,934
		107,908
Consumer Finance — 0.7%
American Express Co.	341	103,146
Capital One Financial Corp.	550	100,336
		203,482

JPMorgan U.S. Research Enhanced Large Cap ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Consumer Staples Distribution & Retail — 1.4%
Costco Wholesale Corp.	173	172,382
Walmart, Inc.	2,023	251,419
		423,801
Containers & Packaging — 0.0% ^
Ball Corp.	154	9,103
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	7,957	230,673
Comcast Corp., Class A	2,723	78,177
Verizon Communications, Inc.	378	18,976
		327,826
Electric Utilities — 2.0%
Entergy Corp.	1,032	115,955
NextEra Energy, Inc.	2,477	230,064
NRG Energy, Inc.	134	19,583
PG&E Corp.	1,531	26,900
Southern Co. (The)	1,526	147,289
Xcel Energy, Inc.	855	67,921
		607,712
Electrical Equipment — 1.4%
AMETEK, Inc.	126	27,009
Eaton Corp. plc	449	160,594
Emerson Electric Co.	446	58,435
GE Vernova, Inc.	154	134,427
Vertiv Holdings Co., Class A	178	44,603
		425,068
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	1,388	175,374
Corning, Inc.	438	59,555
Jabil, Inc.	69	18,328
TE Connectivity plc (Switzerland)	48	10,033
		263,290
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	1,553	94,811
Entertainment — 1.2%
Netflix, Inc. *	2,100	201,915
Walt Disney Co. (The)	1,855	178,785
		380,700
Financial Services — 4.6%
Affirm Holdings, Inc., Class A *	287	13,150
Apollo Global Management, Inc.	542	60,390
Berkshire Hathaway, Inc., Class B *	940	450,448
Corpay, Inc. *	273	79,440
Fidelity National Information Services, Inc.	1,435	67,316
Fiserv, Inc. *	278	15,512

JPMorgan U.S. Research Enhanced Large Cap ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Financial Services — continued
Klarna Group plc (United Kingdom) *	56	733
Mastercard, Inc., Class A	695	347,264
Toast, Inc., Class A *	943	24,999
Visa, Inc., Class A	1,212	366,315
		1,425,567
Food Products — 0.5%
Bunge Global SA	82	10,430
Mondelez International, Inc., Class A	2,607	150,268
		160,698
Ground Transportation — 0.5%
Uber Technologies, Inc. *	528	37,979
Union Pacific Corp.	456	110,635
		148,614
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	394	40,452
Align Technology, Inc. *	43	7,372
Becton Dickinson & Co.	107	16,824
Boston Scientific Corp. *	1,529	95,945
Edwards Lifesciences Corp. *	1,138	91,131
Hologic, Inc. *	147	11,112
Intuitive Surgical, Inc. *	154	70,992
Medline, Inc., Class A *	320	14,240
Medtronic plc	1,500	129,975
ResMed, Inc.	21	4,714
Stryker Corp.	499	163,966
		646,723
Health Care Providers & Services — 1.5%
Cigna Group (The)	322	85,894
CVS Health Corp.	782	56,163
Elevance Health, Inc.	66	19,322
HCA Healthcare, Inc.	85	40,225
Humana, Inc.	114	19,766
McKesson Corp.	71	61,441
UnitedHealth Group, Inc.	634	171,554
		454,365
Health Care REITs — 0.7%
Ventas, Inc.	1,408	115,146
Welltower, Inc.	516	102,019
		217,165
Hotels, Restaurants & Leisure — 2.8%
Booking Holdings, Inc.	22	92,627
Carnival Corp.	2,640	68,323
Chipotle Mexican Grill, Inc., Class A *	2,619	83,834
Domino's Pizza, Inc.	59	21,169
DoorDash, Inc., Class A *	295	44,294

JPMorgan U.S. Research Enhanced Large Cap ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Expedia Group, Inc.	311	71,807
Hilton Worldwide Holdings, Inc.	547	166,332
McDonald's Corp.	625	194,244
Royal Caribbean Cruises Ltd.	67	18,437
Yum! Brands, Inc.	754	117,232
		878,299
Household Durables — 0.1%
Lennar Corp., Class A	361	31,349
Household Products — 0.4%
Church & Dwight Co., Inc.	489	45,634
Procter & Gamble Co. (The)	573	82,764
		128,398
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	144	21,647
Industrial Conglomerates — 0.6%
3M Co.	1,205	175,002
Industrial REITs — 0.2%
Prologis, Inc.	378	49,964
Insurance — 1.7%
Aon plc, Class A	429	138,473
Arch Capital Group Ltd. *	583	55,962
Arthur J Gallagher & Co.	523	113,271
Chubb Ltd.	233	75,942
MetLife, Inc.	419	29,632
Principal Financial Group, Inc.	100	9,011
Progressive Corp. (The)	523	103,679
		525,970
Interactive Media & Services — 7.5%
Alphabet, Inc., Class A	3,212	923,643
Alphabet, Inc., Class C	2,298	659,204
Meta Platforms, Inc., Class A	1,295	740,908
		2,323,755
IT Services — 0.7%
Accenture plc, Class A	337	66,824
Cognizant Technology Solutions Corp., Class A	1,404	86,135
GoDaddy, Inc., Class A *	101	8,350
International Business Machines Corp.	233	56,477
VeriSign, Inc.	35	8,692
		226,478
Life Sciences Tools & Services — 0.5%
Danaher Corp.	496	94,042
IQVIA Holdings, Inc. *	87	14,837

JPMorgan U.S. Research Enhanced Large Cap ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Life Sciences Tools & Services — continued
Thermo Fisher Scientific, Inc.	45	22,119
Waters Corp. *	109	32,460
		163,458
Machinery — 1.6%
Caterpillar, Inc.	109	77,222
Cummins, Inc.	77	41,428
Deere & Co.	277	156,034
Dover Corp.	359	74,834
Ingersoll Rand, Inc.	629	50,395
Otis Worldwide Corp.	648	49,948
PACCAR, Inc.	197	22,753
Westinghouse Air Brake Technologies Corp.	41	10,246
		482,860
Media — 0.2%
Charter Communications, Inc., Class A * (a)	93	20,077
EchoStar Corp., Class A *	85	9,951
Omnicom Group, Inc.	302	22,743
		52,771
Metals & Mining — 0.4%
Newmont Corp.	464	50,228
Nucor Corp.	198	33,482
Steel Dynamics, Inc.	162	29,160
		112,870
Multi-Utilities — 0.6%
CMS Energy Corp.	141	10,939
Dominion Energy, Inc.	686	42,408
Sempra	1,246	121,074
		174,421
Oil, Gas & Consumable Fuels — 3.7%
Cheniere Energy, Inc.	22	6,243
Chevron Corp.	563	116,485
ConocoPhillips	1,305	172,260
Diamondback Energy, Inc.	444	87,819
EOG Resources, Inc.	1,297	187,507
EQT Corp.	521	33,156
Exxon Mobil Corp.	3,024	513,052
Targa Resources Corp.	123	30,840
		1,147,362
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	528	35,101
United Airlines Holdings, Inc. *	328	30,199
		65,300
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	2,706	164,119

JPMorgan U.S. Research Enhanced Large Cap ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Pharmaceuticals — continued
Eli Lilly & Co.	378	347,673
Johnson & Johnson	1,698	415,059
Merck & Co., Inc.	528	63,513
Zoetis, Inc.	184	21,751
		1,012,115
Professional Services — 0.3%
Leidos Holdings, Inc.	549	85,380
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	169	22,893
Residential REITs — 0.1%
Equity LifeStyle Properties, Inc.	513	32,022
Invitation Homes, Inc.	277	6,883
UDR, Inc.	174	5,878
		44,783
Semiconductors & Semiconductor Equipment — 14.7%
Advanced Micro Devices, Inc. *	881	179,222
Analog Devices, Inc.	584	185,794
Applied Materials, Inc.	117	39,989
Broadcom, Inc.	2,757	853,319
Intel Corp. *	813	35,878
Lam Research Corp.	1,111	237,376
Microchip Technology, Inc.	272	17,574
Micron Technology, Inc.	707	238,853
NVIDIA Corp.	14,066	2,453,110
NXP Semiconductors NV (Netherlands)	531	104,533
Texas Instruments, Inc.	931	180,744
		4,526,392
Software — 8.3%
Adobe, Inc. *	69	16,772
AppLovin Corp., Class A *	126	50,148
Autodesk, Inc. *	167	39,980
Cadence Design Systems, Inc. *	226	62,799
Crowdstrike Holdings, Inc., Class A *	87	33,966
Fortinet, Inc. *	525	42,903
Intuit, Inc.	271	117,175
Microsoft Corp.	4,361	1,614,311
Oracle Corp.	1,253	184,329
Palantir Technologies, Inc., Class A *	985	144,086
Palo Alto Networks, Inc. *	38	6,092
Roper Technologies, Inc.	76	26,893
Salesforce, Inc.	361	67,388
ServiceNow, Inc. *	1,453	151,911
		2,558,753
Specialized REITs — 0.8%
American Tower Corp.	446	76,970

JPMorgan U.S. Research Enhanced Large Cap ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialized REITs — continued
Equinix, Inc.	128	125,471
Extra Space Storage, Inc.	107	14,031
SBA Communications Corp.	261	44,921
		261,393
Specialty Retail — 2.0%
AutoZone, Inc. *	26	87,822
Best Buy Co., Inc.	166	10,657
Burlington Stores, Inc. *	216	70,282
Home Depot, Inc. (The)	128	42,098
Lowe's Cos., Inc.	872	206,036
O'Reilly Automotive, Inc. *	206	19,016
Ross Stores, Inc.	624	135,177
Tractor Supply Co.	863	39,094
		610,182
Technology Hardware, Storage & Peripherals — 7.5%
Apple, Inc.	8,143	2,066,612
Hewlett Packard Enterprise Co.	770	18,334
Sandisk Corp. *	40	25,414
Seagate Technology Holdings plc	280	109,693
Western Digital Corp.	403	109,007
		2,329,060
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	933	49,281
Ralph Lauren Corp.	22	7,568
Tapestry, Inc.	112	15,804
		72,653
Tobacco — 0.8%
Altria Group, Inc.	797	52,594
Philip Morris International, Inc.	1,202	198,739
		251,333
Trading Companies & Distributors — 0.2%
United Rentals, Inc.	68	49,542
Total Common Stocks (Cost $27,575,493)		30,703,933
Short-Term Investments — 0.5%
Investment Companies — 0.4%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $126,451)	126,426	126,439

JPMorgan U.S. Research Enhanced Large Cap ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (b) (c) (Cost $20,286)	20,286	20,286
Total Short-Term Investments (Cost $146,737)		146,725
Total Investments — 99.9% (Cost $27,722,230)		30,850,658
Other Assets in Excess of Liabilities — 0.1%		38,834
NET ASSETS — 100.0%		30,889,492

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2026. The total value of securities on loan at March 31, 2026 is $19,429.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2026.
Futures contracts outstanding as of March 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 Micro E-Mini Index	5	06/18/2026	USD	164,213	(2,958)

Abbreviations
USD	United States Dollar

JPMorgan U.S. Research Enhanced Large Cap ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$30,850,658	$—	$—	$30,850,658
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(2,958)	$—	$—	$(2,958)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan U.S. Research Enhanced Large Cap ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$—	$399,822	$273,328	$(43)	$(12)	$126,439	126,426	$548	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	—	54,083	33,797	—	—	20,286	20,286	198	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	197,499	417,611	615,110	—	—	—	—	4,600	—
Total	$197,499	$871,516	$922,235	$(43)	$(12)	$146,725		$5,346	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.